Provisions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Provisions
19. Provisions

	Year ended December 31,
	2020	2019
	£’000s	£’000s
Social security contributions on vested share options	109	104
Provision for deferred cash consideration	1,525	1,654

At December 31	1,6 3 4	1,758

Current	41 8	309
Non-current	1,2 16	1,449

	Social security contributions on vested share options	Deferred cash consideration
	£’000s	£’000s
At January 1, 2019	842	2,131
Arising during the year	—	—
Released	(738)	—
Increase in provision due to the unwinding of the time value of money	—	221
Decrease in provision due to a change in estimates relating to timelines and probabilities of contractual milestones being achieved (Note 12)	—	(698)

At December 31, 2019	104	1,654

Arising during the year	5	—
Increase in provision due to the unwinding of the time value of money	—	157
Decrease in provision due to a change in estimates relating to timelines and probabilities of contractual milestones being achieved (revision to intangible asset, see Note 12)	—	(286)

At December 31, 2020	109	1,525

Current	—	309

Non-current	109	1,216

The provision for social security contributions on share options is calculated based on the number of vested options outstanding at the reporting date that are expected to be exercised. The provision is based on the estimated taxable gain arising on exercise of the share options, using the best estimate of the market price at the balance sheet date. The provision has been classified as non-current
as the options are expected to be held for their full contractual life of ten years (see Note 24), and has been discounted accordingly.
The deferred cash consideration is the estimate of the quantifiable but not certain future cash payment obligations due to AstraZeneca for the acquisition of certain assets (see Note 1
2
). This provision is calculated as the risk-adjusted net present value of future cash payments to be made by the Group. The payments are dependent on reaching certain milestones based on the commencement and outcome of clinical trials. The likelihood of achieving such milestones is reviewed at the balance sheet date and increased or decreased as appropriate.